UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10355

Bessemer Funds Trust

(Exact name of registrant as specified in charter)

630 Fifth Avenue New York, NY	10111
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 10/31/05

Date of reporting period: 01/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

BESSEMER SAND HILL INVESTORS FUND II

PORTFOLIO OF INVESTMENTS	January 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
COMMON STOCKS (84.6%):
BIOTECHNOLOGY & DRUGS (18.2%):

154,300	Affymetrix, Inc. (b)	$6,350,988
193,800	ArthroCare Corp. (b)	5,765,550
124,434	Corgentech, Inc. (b)	767,758
116,700	Exelixis, Inc. (b)	905,592
221,600	Illumina, Inc. (b)	2,147,304
212,700	Inhibitex, Inc.	1,893,030
237,500	Molecular Devices Corp. (b)	4,507,750
183,300	Nektar Therapeutics (b)	3,088,605
90,600	Pharmion Corp. (b)	3,285,156
204,200	Vertex Pharmaceuticals, Inc. (b)	2,076,714

		30,788,447

BUSINESS & INFORMATION SERVICES (7.6%):

634,400	BEA Systems, Inc. (b)	5,405,088
166,100	Intuit, Inc. (b)	6,477,900
70,000	Salesforce.com, Inc. (b)	959,000

		12,841,988

COMMUNICATIONS & NETWORKING (8.9%):

543,300	3Com Corp. (b)	1,993,911
128,973	EMC Corp. (b)	1,689,546
679,700	JDS Uniphase Corp. (b)	1,461,355
391,836	Juniper Networks, Inc. (b)	9,846,839

		14,991,651

OTHER TECHNOLOGY (12.0%):

510,900	CNET Networks, Inc. (b)	5,619,900
416,000	Yahoo!, Inc. (b)	14,647,360

		20,267,260

SEMICONDUCTOR (24.4%):

315,827	Atheros Communications, Inc. (b)	3,410,932
394,200	FormFactor, Inc. (b)	8,975,933
186,200	Linear Technology Corp.	7,027,188
231,950	Magma Design Automation, Inc. (b)	3,131,325
183,800	Maxim Integrated Products, Inc.	7,170,038
722,700	PMC-Sierra, Inc. (b)	7,422,129
1,358,300	Vitesse Semiconductor Corp. (b)	3,939,070

		41,076,615

SOFTWARE (13.5%):

425,500	Advent Software, Inc. (b)	8,190,875
404,300	Agile Software Corp. (b)	2,955,433
34,200	Electronic Arts, Inc. (b)	2,200,428
823,600	Siebel Systems, Inc. (b)	7,173,556
289,900	Vignette Corp. (b)	379,769
327,500	webMethods, Inc. (b)	1,883,125

		22,783,186

TOTAL COMMON STOCKS (Cost $136,538,092)		142,749,147

U.S. GOVERNMENT AGENCIES (10.0%):

$6,900,000	Fannie Mae, 2.30%, 2/14/2005	6,870,545
10,000,000	Fannie Mae, 2.32%, 2/18/2005	9,955,666

TOTAL U.S. GOVERNMENT AGENCIES (Cost $16,826,211)		16,826,211

TOTAL INVESTMENTS (Cost $153,364,303) (a) - 94.6%		$159,575,358

Percentages indicated are based on net assets of $168,766,067.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$32,411,492
Unrealized depreciation	(26,200,437)

Net unrealized appreciation	$6,211,055

(b)	Non-income producing security.

Notes to Portfolio of Investments:

Valuation of Investments. Securities for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange will be valued at last sale price on the principal exchange on which they are traded, or in the absence of any sale on the valuation date, at latest quoted bid price. Such bid prices shall be obtained from a reputable independent pricing service. If quotations are not readily available, then the security is valued using a method that the Board of Trustees (the “Board”), or the Valuation Committee of the Board believes accurately reflects fair value.

Other securities (except securities for which current over-the-counter market quotations are readily available) will be valued at latest quoted bid price. Such bid prices shall be obtained from one or more reputable independent pricing services. If quoted prices are unavailable or inaccurate, market values will be determined based on quotes obtained from brokers, dealers and/or or based on averages of prices obtained from reputable independent pricing services.

Money market instruments and debt securities maturing in 60 days or less will be valued at amortized cost.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bessemer Funds Trust
By (Signature and Title)*	/s/ John G. MacDonald
John G. MacDonald, Treasurer & Chief Financial Officer
Date	3/15/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John G. MacDonald
John G. MacDonald, Treasurer & Chief Financial Officer
Date	3/15/05

By (Signature and Title)*	/s/ Timothy J. Morris
Timothy J. Morris, President
Date	3/15/05

*	Print the name and title of each signing officer under his or her signature.